Lease Transactions (Maturity of the Lease Payment Receivables of Sales Type and Direct Financing Lease Transactions) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Lease receivables of sales type and direct financing lease
2026	¥ 573,406
2027	523,333
2028	399,779
2029	315,258
2030	208,871
2031 and thereafter	181,558
Lease receivables (undiscounted)	2,202,205	¥ 2,264,022
Difference between undiscounted cash flows and the lease receivables recognized on balance sheet	(325,514)
Amount on balance sheet	1,876,691
Lessor, Operating Lease, Payment to be Received, Fiscal Year Maturity [Abstract]
2026	10,544
2027	8,480
2028	7,614
2029	7,060
2030	5,389
2031 and thereafter	68,804
Total undiscounted cash flows, lease payments of operating leases	¥ 107,891